Provisions - Pensions and Similar Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of provision matrix [line items]
Provisions	€ 13,225	€ 14,686	€ 14,489	€ 14,459	€ 14,494
Provisions for defined benefits	6,791		8,026	8,277
SPAIN
Disclosure of provision matrix [line items]
Provisions for pre-retirements	1,172		1,630	1,644
Provisions For Pensions And Similar Obligations Member
Disclosure of provision matrix [line items]
Provisions	6,797		8,031	8,288
Provision for pensions and other employment defined benefit obligations
Disclosure of provision matrix [line items]
Provisions	5,558		6,345	6,576	6,356
Provision for pensions and other employment defined benefit obligations | SPAIN
Disclosure of provision matrix [line items]
Provisions	3,930		4,274	4,701
Provision for pensions and other employment defined benefit obligations | UK
Disclosure of provision matrix [line items]
Provisions	130		323	306
Provision for pensions and other employment defined benefit obligations | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	1,498		1,748	1,569
Provision for other long term employee benefits
Disclosure of provision matrix [line items]
Provisions	1,239		1,686	1,712	€ 1,916
Provision for other long term employee benefits | SPAIN
Disclosure of provision matrix [line items]
Provisions	1,189		1,643	1,664
Provision for other long term employee benefits | Other Foreign Countries
Disclosure of provision matrix [line items]
Provisions	€ 50		€ 43	€ 48